Employees benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
F A F [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	R$ 3,348,786	R$ 3,121,348
Fair value of assets	(3,647,431)	(3,603,611)
(Surplus) Deficit	(298,645)	(482,263)
Irrecoverable surplus - (asset ceiling)	298,645	482,263
Net acturial asset
Beginning balance of irrecoverable surplus	482,263	207,230
Interest on irrecoverable surplus	47,021	18,152
Changes in irrecoverable surplus during the year	(230,639)	256,881
Ending balance of irrecoverable surplus	298,645	482,263
Beginning balance of the present value of liabilities	3,121,348	3,340,497
Interest on actuarial obligations	293,231	283,241
Current service cost	18,153	23,189
Benefit paid	(233,865)	(213,804)
Actuarial losses - experience	81,782	(36,292)
Actuarial (gains) losses - economic hypotheses	68,137	(242,957)
Actuarial (gains) losses - demographic hypothesis		(32,526)
Ending balance of actuarial liabilities	3,348,786	3,121,348
Beginning balance of the fair value of plan assets	(3,603,611)	(3,547,727)
Interest income on assets plan	(340,252)	(301,394)
Benefit paid	233,865	213,804
Return on assets higher (lower) than projection	62,567	31,706
Ending Balance of the fair value of the assets	(3,647,431)	(3,603,611)
Beginning balance of comprehensive income	23,190	26,741
Reversion to accumulated losses	(23,190)	(26,741)
Actuarial gains (losses)	(149,919)	311,776
Return on assets higher (lower) than projection	(62,567)	(31,705)
Changes on irrecoverable surplus	230,639	(256,881)
Ending balance of comprehensive income	18,153	23,190
Current service costs	(18,153)	(23,190)
Interest on actuarial obligations	(293,231)	(283,241)
Projected return on assets	340,252	301,394
Interest on irrecoverable surplus	(47,021)	(18,153)
Costs recognized in statement of income	(18,153)	(23,190)
Costs of defined benefit	(19,226)	(18,153)
Estimated costs for the next year	(19,226)	(18,153)
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Present value of actuarial liabilities	21,789	20,822
Fair value of assets	(22,845)	(22,745)
(Surplus) Deficit	(1,056)	(1,923)
Irrecoverable surplus - (asset ceiling)	1,056	1,923
Net acturial asset
Beginning balance of irrecoverable surplus	1,923
Interest on irrecoverable surplus	187
Changes in irrecoverable surplus during the year	(1,054)	1,923
Ending balance of irrecoverable surplus	1,056	1,923
Beginning balance of the present value of liabilities	20,822	23,981
Interest on actuarial obligations	1,935	1,997
Current service cost
Benefit paid	(1,947)	(1,838)
Actuarial losses - experience	460	(1,358)
Actuarial (gains) losses - economic hypotheses	519	(1,414)
Actuarial (gains) losses - demographic hypothesis		(546)
Ending balance of actuarial liabilities	21,789	20,822
Beginning balance of the fair value of plan assets	(22,745)	(22,298)
Interest income on assets plan	(2,122)	(1,851)
Benefit paid	1,947	1,838
Return on assets higher (lower) than projection	75	(434)
Ending Balance of the fair value of the assets	(22,845)	(22,745)
Beginning balance of comprehensive income	3,385	(2,485)
Reversion to accumulated losses	(3,385)	2,485
Actuarial gains (losses)	(979)	2,772
Return on assets higher (lower) than projection	(75)	434
Changes on irrecoverable surplus	1,054	179
Ending balance of comprehensive income		3,385
Current service costs
Interest on actuarial obligations	(1,935)	(1,997)
Projected return on assets	2,122	1,851
Interest on irrecoverable surplus	(187)
Costs recognized in statement of income		(146)
Costs of defined benefit
Estimated costs for the next year